Shareholders' Equity (Details) - Schedule of activity for all stock options granted - VIECO USA, Inc. [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Equity (Details) - Schedule of activity for all stock options granted [Line Items]
Number of shares, balances at beginning	8,842,000
Weighted average exercise price, balances at beginning	$ 4.65
Weighted average remaining contractual life, balances at beginning	8 years 2 months 12 days		8 years 7 months 9 days
Number of shares, granted	1,907,000	2,437,000	1,587,000
Weighted average exercise price, granted	$ 5.32	$ 4.08	$ 5
Number of shares, exercised	(358,000)	(87,000)	(66,000)
Weighted average exercise price, exercised	$ 4.85	$ 4.84	$ 4.82
Number of shares, forfeited options	(1,408,000)	(544,000)	(515,000)
Weighted average exercise price, forfeited options	$ 4.62	$ 4.85	$ 4.92
Number of shares, balance at end	8,983,000
Weighted average exercise price, balance at end	$ 4.78
Weighted average remaining contractual life, balance at end	6 years 9 months 25 days	8 years 1 month 28 days	8 years 1 month 28 days
Number of shares, excercisable	4,692,000	4,466,000
Weighted average exercise price, excercisable	$ 4.84	$ 4.84
Weighted average remaining contractual life, excercisable	5 years 3 months 29 days	6 years 9 months 21 days